Commitments - Schedule of Future Minimum Rental Payments for Operating Leases (Detail)	12 Months Ended
Feb. 28, 2018 CAD ($)
Asset Purchase Agreement And Related License Agreement [Abstract]
2019	$ 123,073
2020	20,512
Total future minimum payments	$ 143,585